Convertible Preferred Stock and Stockholders' Equity - Summary of Convertible Preferred Stock authorized, issued and outstanding, and liquidation preference (Details) $ in Thousands	Dec. 31, 2020 USD ($) shares
Redeemable Noncontrolling Interest [Line Items]
Preferred stock, shares authorized	188,353,093
Preferred stock, shares issued	165,744,062
Liquidation preference | $	$ 239,447
Series A
Redeemable Noncontrolling Interest [Line Items]
Preferred stock, shares authorized	12,999,666
Preferred stock, shares issued	12,999,666
Preferred stock, shares outstanding	12,999,666
Liquidation preference | $	$ 500
Series A-1
Redeemable Noncontrolling Interest [Line Items]
Preferred stock, shares authorized	14,124,639
Preferred stock, shares issued	14,124,639
Preferred stock, shares outstanding	14,124,639
Liquidation preference | $	$ 2,500
Series A-2
Redeemable Noncontrolling Interest [Line Items]
Preferred stock, shares authorized	24,197,491
Preferred stock, shares issued	24,197,491
Preferred stock, shares outstanding	24,197,491
Liquidation preference | $	$ 11,098
Series A-3
Redeemable Noncontrolling Interest [Line Items]
Preferred stock, shares authorized	4,612,871
Preferred stock, shares issued	4,612,871
Preferred stock, shares outstanding	4,612,871
Liquidation preference | $	$ 1,058
Series A-4
Redeemable Noncontrolling Interest [Line Items]
Preferred stock, shares authorized	4,173,740
Preferred stock, shares issued	4,173,740
Preferred stock, shares outstanding	4,173,740
Liquidation preference | $	$ 1,531
Series B
Redeemable Noncontrolling Interest [Line Items]
Preferred stock, shares authorized	31,644,237
Preferred stock, shares issued	31,644,237
Preferred stock, shares outstanding	31,644,237
Liquidation preference | $	$ 24,100
Series B-1
Redeemable Noncontrolling Interest [Line Items]
Preferred stock, shares authorized	16,477,658
Preferred stock, shares issued	16,477,658
Preferred stock, shares outstanding	16,477,658
Liquidation preference | $	$ 24,110
Series B-2
Redeemable Noncontrolling Interest [Line Items]
Preferred stock, shares authorized	68,937,247
Preferred stock, shares issued	57,513,760
Preferred stock, shares outstanding	57,513,760
Liquidation preference | $	$ 174,550
Series B-3
Redeemable Noncontrolling Interest [Line Items]
Preferred stock, shares authorized	11,185,544
Preferred stock, shares issued	0
Preferred stock, shares outstanding	165,744,062
Liquidation preference | $	$ 0